UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  06/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Shares		Value
	COMMON STOCKS - 7.20%
	ELECTRONICS - 1.00%
4,600	Agilent Technologies, Inc.	$ 180,504

	INTERNET - 2.31%
13,500	Facebook, Inc. - Cl. A *	420,120

	MACHINERY-CONSTRUCTION & MINING - 0.63%
2,000	Joy Global, Inc.	113,460

	OIL & GAS - 0.48%
10,000	Vaalco Energy, Inc. *	86,300

	OIL & GAS SERVICES - 0.82%
10,000	Natural Gas Services Group, Inc. *	148,200

	RETAIL - 1.24%
10,000	Brown Shoe Co., Inc.	129,100
10,000	Hot Topic, Inc.	96,900
		226,000
	SEMICONDUCTORS - 0.72%
30,000	AuthenTec, Inc. *	129,900

	TOTAL COMMON STOCKS	1,304,484
	(Cost - $1,298,048)

	SHORT-TERM INVESTMENTS - 55.05%
	MONEY MARKET FUND - 49.53%
8,978,420	Dreyfus Treasury Prime Cash Management, 0.00%+	8,978,420

Principal	U.S. GOVERNMENT - 5.52% ^
$1,000,000	United States Treasury Bill, 0.00%, due 8/30/12	999,890

	TOTAL SHORT-TERM INVESTMENTS	9,978,310
	(Cost - $9,978,310)

	TOTAL INVESTMENTS - 62.25%
	(Cost - $11,276,358) (a)	$ 11,282,794
	OTHER ASSETS LESS LIABILITIES - 37.75%	6,843,643
	NET ASSETS - 100.00%	$ 18,126,437

Shares		Value
	SECURITY SOLD SHORT - (0.71)%
3,000	TJX Cos, Inc.	$ 128,790
	(Proceeds - $125,050)(a)

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2012.
^ All or a portion of this security is segregated as collateral for securities sold short.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 8,876
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(6,180)
Net unrealized appreciation		$ 2,696

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing  the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 1,304,484	$ -	$ -	$ 1,304,484
Short-Term Investments	8,978,420	999,890	-	$ 9,978,310
Total	$ 10,282,904	$ 999,890	$ -	$ 11,282,794
Liabilities	Level 1	Level 2	Level 3	Total
Security Sold Short	$ 128,790	$ -	$ -	$ 128,790

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Please refer to the Portfolio of Investments for industry classifications.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Fund currently invests a portion of its assets in Dreyfus Treasury Prime Cash Management Fund, (the “Dreyfus Treasury Fund”).  The Fund may redeem its investment from the Dreyfus Treasury Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Treasury Fund. The financial statements of the Dreyfus Treasury Fund, including portfolio of investments, can be found at www.investment-professionals.dreyfus.com or the Security and Exchange Commissions, website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of June 30, 2012, the percentage of the Funds' net assets invested in the Dreyfus Treasury Fund was 49.53%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2012